Shareholder Fees	Jun. 30, 2025 USD ($)
WisdomTree Dynamic International Equity Fund | WisdomTree Dynamic International Equity Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
WisdomTree Dynamic International SmallCap Equity Fund | WisdomTree Dynamic International SmallCap Equity Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. Corporate Bond Fund | WisdomTree U.S. Corporate Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. High Yield Corporate Bond Fund | WisdomTree U.S. High Yield Corporate Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. Short-Term Corporate Bond Fund | WisdomTree U.S. Short-Term Corporate Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. Efficient Core Fund | WisdomTree U.S. Efficient Core Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Emerging Markets Efficient Core Fund | WisdomTree Emerging Markets Efficient Core Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree International Efficient Core Fund | WisdomTree International Efficient Core Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree BioRevolution Fund | WisdomTree BioRevolution Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Cloud Computing Fund | WisdomTree Cloud Computing Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Cybersecurity Fund | WisdomTree Cybersecurity Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Artificial Intelligence and Innovation Fund | WisdomTree Artificial Intelligence and Innovation Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree True Emerging Markets Fund | WisdomTree True Emerging Markets Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0